Expendable spare parts and supplies, net of provision for obsolescence (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expendable Spare Parts And Supplies Net Of Provision For Obsolescence Details Narrative
Expendable spare parts and supplies expense	$ 60,027	$ 59,579
Provision for obsolescence	$ 18,631	$ 24,007